FINANCIAL INCOME AND FINANCIAL EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial income:
Interest on cash and cash equivalents and financial investments	$ 95.2	$ 98.8	$ 105.8
Derivative financial instruments	81.9	88.0	0.0
Warrants: adjustment to fair value	77.9	78.1	0.0
Interest on receivables	24.5	43.1	13.7
Financial structuring	0.0	0.0	8.3
Adjustment to fair value of Financing to customers	0.0	0.0	0.4
Taxes over Financial revenue	(3.3)	(5.0)	(3.2)
Gain from modification of a financial liability	26.6	0.0	0.0
Others	13.3	8.1	3.6
Financial income	316.1	311.1	128.6
Financial expenses:
Interest on loans and financing	(167.8)	(191.7)	(213.7)
Long-term incentives - phantom shares	(244.3)	(113.2)	(31.4)
Warrants: adjustment to fair value	(73.3)	(42.6)	(29.6)
Adjustment to fair value of Financing to customers	(45.9)	(31.0)	0.0
Other interest and banking operations	(20.8)	(19.9)	(14.8)
IOF - (tax on financial transactions)	(2.7)	(1.5)	(12.2)
Interest on taxes, social charges and contributions	(8.4)	(0.9)	(7.3)
Financial restructuring costs	0.0	0.0	(3.2)
Others	(51.8)	(14.8)	(9.7)
Financial expenses	$ (615.0)	$ (415.6)	$ (321.9)